Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, equipment and leasehold improvement, net
Schedule of property, equipment and leasehold improvement, net

	As of
	December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	30,242	32,539
Machinery and equipment	32,963	57,329
Furniture and office equipment	5,571	5,657
Electronic equipment	26	125
Transportation equipment	—	871
Total property, equipment and leasehold improvement	68,802	96,521
Less: accumulated depreciation	(2,350)	(22,021)
Property, equipment and leasehold improvement, net	66,452	74,500